UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund:  BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 119.4%
Corporate — 0.5%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$165	$180,424
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	250	294,355

		474,779
County/City/Special District/School District — 16.2%
City of New York New York, GO:
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	440	500,267
Series A-1, 5.00%, 8/01/35	200	221,902
City of New York New York, GO, Refunding, Series E:
Fiscal 2014, 5.50%, 8/01/25	830	1,021,788
5.00%, 8/01/30	1,000	1,136,850
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 4.75%, 11/15/45	500	502,025
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	349,550
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	172,053
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	425	480,437
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	690,052
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	$200	$229,738
(AGM), 5.75%, 5/01/25	1,000	1,090,580
Hudson Yards Infrastructure Corp., RB:
Senior, Fiscal 2012, 5.75%, 2/15/47	1,000	1,141,540
Series A, 5.00%, 2/15/47	500	526,700
Series A (AGC), 5.00%, 2/15/47	1,250	1,320,225
Series A (AGM), 5.00%, 2/15/47	750	792,135
Series A (NPFGC), 4.50%, 2/15/47	1,000	1,032,900
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,129,190
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,375,162
4 World Trade Center Project, 5.75%, 11/15/51	545	628,625
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,181,125

		15,522,844
Education — 31.5%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens, Series A, 5.00%, 6/01/38	250	279,367
Ethical Culture Fieldston School Project, 5.00%, 6/01/33	300	337,710
Ethical Culture Fieldston School Project, 5.00%, 6/01/35	350	391,800
Packer Collegiate Institute Project, 5.00%, 6/01/40	690	760,801
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	193,981
4.00%, 12/01/34	130	129,302

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of National History, Series A, 5.00%, 7/01/37	$440	$498,683
American Museum of National History, Series A, 5.00%, 7/01/41	500	561,255
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	775,194
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	451,832
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	1,645	1,783,427
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,600	1,717,664
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,004,200
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	555,555
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	444,020
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	189,985
5.00%, 7/01/42	115	119,798
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	565,465
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	$250	$279,340
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,140,300
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,093,070
5.00%, 7/01/44	500	541,735
Hempstead Town Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/34	310	349,125
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	689,772
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	345,456
Fordham University, Series A, 5.00%, 7/01/28	500	571,560
New York University, Series B, 5.00%, 7/01/37	500	555,995
New York University, Series C, 5.00%, 7/01/18 (b)	1,000	1,117,470
Rochester Institute of Technology, 5.00%, 7/01/40	550	620,581
Series C, 5.00%, 12/15/31	945	1,008,636
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	671,982
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,109,100
Teachers College, Series B, 5.00%, 7/01/42	500	547,365
The New School (AGM), 5.50%, 7/01/43	350	400,778

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	$200	$229,340
Barnard College, Series A, 4.00%, 7/01/36	190	194,919
Cornell University, Series A, 5.00%, 7/01/40	250	281,662
Fordham University, 4.13%, 7/01/39	330	339,181
Fordham University, 5.00%, 7/01/44	640	711,008
New York University Mount Sinai School at NYU (NPFGC), 5.00%, 7/01/35	2,000	2,125,520
New York University, Series A, 5.00%, 7/01/37	745	828,433
Rochester Institute of Technology, 4.00%, 7/01/32	395	406,293
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,752,495
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	697,710
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	498,591
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	310	348,862

		30,216,318
Health — 17.2%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	561,160
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	572,365
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	909,763
Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	$725	$837,201
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	165,051
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,000	1,075,550
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	1,250	1,344,650
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,619
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,619
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (b)	5	5,619
Mental Health Services (AGM), 5.00%, 2/15/22	985	1,096,532
New York University Hospitals Center, Series A, 6.00%, 7/01/40	250	286,925
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	350	387,608
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	513,570
St. Joachim & Anne Residence, 5.25%, 7/01/27	3,000	3,000,780
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 4.90%, 8/15/15 (b)	1,500	1,514,310
New York University Hospitals Center, 5.00%, 7/01/17 (b)	500	544,615
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	750	819,322
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	1,840	2,030,495

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB, Series A (concluded):
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/41	$750	$813,863

		16,490,617
Housing — 2.9%
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,033,804
5.00%, 7/01/33	400	441,048
City of New York New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 7/01/30	750	854,775
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	519,615

		2,849,242
State — 13.2%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,139,840
Fiscal 2015, Series S-1, 5.00%, 7/15/43	500	558,235
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	850	899,139
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	540	612,484
Sub-Series B-1, 5.00%, 11/15/31	750	851,745
Sales Tax Asset Receivable Corp., Refunding RB, Series A, Fiscal 2015:
5.00%, 10/15/31	750	881,850
4.00%, 10/15/32	2,000	2,137,040
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,117,500
General Purpose, Series B, 5.00%, 3/15/42	1,400	1,550,920
State Supported Debt, Series A, 5.00%, 3/15/44	545	612,542
Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	$1,000	$1,100,920
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	361,798
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	250	282,180
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	500	571,635

		12,677,828
Tobacco — 0.4%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed Bonds, 5.25%, 5/15/40	290	320,056
Transportation — 24.6%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	663,475
Series A-1, 5.25%, 11/15/34	270	309,879
Series C, 6.50%, 11/15/28	750	883,537
Series D, 5.25%, 11/15/41	2,000	2,260,800
Series E, 5.00%, 11/15/38	650	720,863
Series H, 5.00%, 11/15/25	1,500	1,774,800
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/31	750	870,405
Port Authority of New York & New Jersey, ARB, Consolidated, 183rd Series, 4.00%, 6/15/44	2,500	2,536,025
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	275,669
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 189th Series, 5.00%, 5/01/45	860	969,633
State of New York Thruway Authority, Refunding RB, General:
5.00%, 1/01/32	750	848,782
Series H (AGM) (NPFGC), 5.00%, 1/01/37	4,000	4,336,040

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB, General (concluded):
Series I, 5.00%, 1/01/37	$1,500	$1,669,575
Series I, 5.00%, 1/01/42	425	463,518
Triborough Bridge & Tunnel Authority, RB, General, Series A, 5.25%, 11/15/45	370	427,084
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	1,250	675,025
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,142,860
Series C, 5.00%, 11/15/38	1,000	1,103,940
Sub-Series A, 5.00%, 11/15/29	1,485	1,692,796

		23,624,706
Utilities — 12.9%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,129,870
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	1,100	1,214,191
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	552,450
Series C (CIFG), 5.25%, 9/01/29	1,000	1,206,320
Long Island Power Authority, Refunding RB, Electric Systems, Series A:
(AGC), 5.75%, 4/01/39	1,690	1,931,940
General, 5.00%, 9/01/44	310	337,268
General (AGC), 6.00%, 5/01/33	2,000	2,322,220
New York City Water & Sewer System, Refunding RB, 2nd General Resolution, 5.00%, 6/15/39	1,000	1,127,000
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,116,040

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$1,000	$1,134,420
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	250	279,210

		12,350,929
Total Municipal Bonds in New York		114,527,319

Puerto Rico — 1.8%
Housing — 1.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,650	1,764,147
U.S. Virgin Islands — 1.0%
State — 1.0%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	890	952,300
Total Municipal Bonds — 122.2%		117,243,766

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 34.9%
County/City/Special District/School District — 12.1%
City of New York New York, GO:
Fiscal 2015, Series B, 4.00%, 8/01/32	1,790	1,861,063
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	1,000	1,151,020
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,133,370
Sub-Series I-1, 5.00%, 3/01/36	250	281,470
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,768,287
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,800	2,054,605

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,085	$2,357,301

		11,607,116
Education — 5.2%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,240,791
State of New York Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	2,499	2,719,109

		4,959,900
State — 2.1%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,164,042
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	835,057

		1,999,099
Transportation — 5.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,988,040
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	911,136

		4,899,176
Utilities — 10.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	495	560,909
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	$2,249	$2,548,631
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,227,778
Series FF-2, 5.50%, 6/15/40	405	466,010
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	3,719	4,218,759

		10,022,087
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.9%		33,487,378
Total Long-Term Investments (Cost — $140,872,468) — 157.1%		150,731,144

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	2,166,377	2,166,377
Total Short-Term Securities (Cost — $2,166,377) — 2.3%		2,166,377
Total Investments (Cost — $143,038,845*) — 159.4%		152,897,521
Other Assets Less Liabilities — 1.7%		1,639,636
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.9)%		(18,096,800)
VRDP Shares, at Liquidation Value — (42.2)%		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$95,940,357

* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$125,293,855

Gross unrealized appreciation		$10,117,060
Gross unrealized depreciation		(604,409)

Net unrealized appreciation		$9,512,651

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019, is $1,482,732.

(e)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
BIF New York Municipal Money Fund	2,433,429	(267,052)	2,166,377	—

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(78)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$9,959,625	$(31,801)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$150,731,144	—	$150,731,144
Short-Term Securities	$2,166,377	—	—	2,166,377

Total	$2,166,377	$150,731,144	—	$152,897,521

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(31,801)	—	—	$(31,801)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$105,301	—	—	$105,301
Liabilities:
TOB Trust Certificates	—	$(18,091,015)	—	(18,091,015)
VRDP Shares	—	(40,500,000)	—	(40,500,000)

Total	$105,301	$(58,591,015)	—	$(58,485,714)

During the period ended May 31, 2015, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 23, 2015